Regulation - Nature of Regulation Schedule (Details) - company				1 Months Ended			12 Months Ended
	Feb. 01, 2024	Sep. 01, 2023	Jul. 01, 2021	Jan. 31, 2024	Aug. 31, 2023	Jul. 31, 2023	Jul. 01, 2024	Dec. 31, 2023	Dec. 31, 2022
ITC
Public Utilities, General Disclosures [Line Items]
Approved cost-based formula, annual true-up (period)								2 years
FortisOntario
Public Utilities, General Disclosures [Line Items]
Number of utilities								3
Franchise agreement term								35 years
FortisOntario | Electric Utilities, Following COS Regulation
Public Utilities, General Disclosures [Line Items]
Number of utilities								2
Fortis Turks and Caicos
Public Utilities, General Disclosures [Line Items]
Number of utilities								2
FERC | ITC
Public Utilities, General Disclosures [Line Items]
Allowed common equity								60.00%
Allowed ROE (percent)								10.77%	10.77%
Approved cost-based formula, annual true-up (period)								2 years
FERC | TEP
Public Utilities, General Disclosures [Line Items]
Allowed ROE (percent)								9.79%	9.79%
ACC | TEP
Public Utilities, General Disclosures [Line Items]
Allowed common equity		54.30%			54.32%	53.00%		54.30%
Allowed ROE (percent)		9.55%			9.55%	9.15%		9.55%	9.15%
ACC | UNS Electric
Public Utilities, General Disclosures [Line Items]
Allowed common equity								52.80%
Allowed ROE (percent)								9.50%	9.50%
ACC | UNS Electric | Subsequent event
Public Utilities, General Disclosures [Line Items]
Allowed common equity	53.70%			53.70%
Allowed ROE (percent)	9.75%			9.75%
ACC | UNS Gas
Public Utilities, General Disclosures [Line Items]
Allowed common equity								50.80%
Allowed ROE (percent)								9.75%	9.75%
PSC | Central Hudson
Public Utilities, General Disclosures [Line Items]
Allowed common equity			50.00%					48.00%
Allowed ROE (percent)								9.00%	9.00%
Common equity component of capital structure, approved rate decrease (percent)			1.00%
PSC | Central Hudson | Forecast
Public Utilities, General Disclosures [Line Items]
Allowed common equity							48.00%
BCUC | FortisBC Energy
Public Utilities, General Disclosures [Line Items]
Allowed common equity								45.00%	38.50%
Allowed ROE (percent)								9.65%	8.75%
BCUC | FortisBC Electric
Public Utilities, General Disclosures [Line Items]
Allowed common equity								41.00%	40.00%
Allowed ROE (percent)								9.65%	9.15%
AUC | FortisAlberta
Public Utilities, General Disclosures [Line Items]
Allowed common equity								37.00%
Allowed ROE (percent)								8.50%	8.50%
Newfoundland and Labrador Board of Commissioners of Public Utilities | Newfoundland Power
Public Utilities, General Disclosures [Line Items]
Allowed common equity								45.00%
Allowed ROE (percent)								8.50%	8.50%
Island Regulatory and Appeals Commission | Maritime Electric
Public Utilities, General Disclosures [Line Items]
Allowed common equity								40.00%
Allowed ROE (percent)								9.35%	9.35%
Ontario Energy Board | FortisOntario
Public Utilities, General Disclosures [Line Items]
Allowed common equity								40.00%
Ontario Energy Board | FortisOntario | Minimum
Public Utilities, General Disclosures [Line Items]
Allowed ROE (percent)								8.52%	8.52%
Ontario Energy Board | FortisOntario | Maximum
Public Utilities, General Disclosures [Line Items]
Allowed ROE (percent)								9.30%	9.30%
Utility Regulation and Competition Office | Caribbean Utilities
Public Utilities, General Disclosures [Line Items]
Transmission and distribution license period								20 years
Non-exclusive generation license period								25 years
Utility Regulation and Competition Office | Caribbean Utilities | Minimum
Public Utilities, General Disclosures [Line Items]
Allowed ROA (percent)								7.50%	6.25%
Utility Regulation and Competition Office | Caribbean Utilities | Maximum
Public Utilities, General Disclosures [Line Items]
Allowed ROA (percent)								9.50%	8.25%
Government of the Turks and Caicos Islands | Fortis Turks and Caicos
Public Utilities, General Disclosures [Line Items]
License period								50 years
Government of the Turks and Caicos Islands | Fortis Turks and Caicos | Minimum
Public Utilities, General Disclosures [Line Items]
Allowed ROA (percent)								15.00%	15.00%
Government of the Turks and Caicos Islands | Fortis Turks and Caicos | Maximum
Public Utilities, General Disclosures [Line Items]
Allowed ROA (percent)								17.50%	17.50%